UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital II, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022


13F File Number: 28-10579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Karsch Associates, LLC
Title:  General Partner
Phone:  (212) 507-9782
By:     Michael A. Karsch
Title:  Managing Member

Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY               11/15/04
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

     28-10078                       Karsch Capital Management, LP
     -----------------------        --------------------------------




03407.0002 #526117